INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities isued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$—	$3,030
State and political subdivisions	51,287	3,804	—	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	—	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	—	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

Investment Securities Maturities
The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2012
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$602	$608	$—	$—
Due after one year through five years	9,514	10,040	—	—
Due after five years through ten years	25,154	26,848	—	—
Due after ten years	19,984	22,114	—	—
	55,254	59,610	—	—

Mortgage-backed securities	41,265	42,674	1,965	2,271
Total investment securities	$96,519	$102,284	$1,965	$2,271

Length of Time Securities Have Been in Continuous Unrealized Loss Position
The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$—	$—	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$—	$—	$3,442	$(30)